Employee Plans (Schedule Of Plans' Assets (Liabilities) At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	$ 3,558.7	$ 3,899.9	$ 3,740.6
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	2,115.8	2,066.0	1,985.4
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	9.3	9.0	9.1
Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	33.7	32.1
Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	29.0	28.1
Exchange Traded Fund - Bond [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1.4	1.3
Pooled Funds [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	165.5	145.9
Pooled Funds [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	3.7	1.3
Pooled Funds [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.3
Cash [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.3	0.1
Cash [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	21.4	58.5
Receivables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	86.9	94.2
Receivables [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		4.6
Payables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	(167.8)	(205.0)
Fair Value Level 1 [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,820.3	2,103.7
Fair Value Level 1 [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	26.7	283.5
Fair Value Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1.4	1.3
Fair Value Level 1 [Member] | Exchange Traded Fund - Bond [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1.4	1.3
Fair Value Level 1 [Member] | Cash [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.3	0.1
Fair Value Level 1 [Member] | Cash [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	21.4	58.5
Fair Value Level 1 [Member] | Receivables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	86.9	94.2
Fair Value Level 1 [Member] | Receivables [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		4.6
Fair Value Level 1 [Member] | Payables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	(167.8)	(205.0)
Fair Value Level 2 [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,579.5	1,636.9
Fair Value Level 2 [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,904.1	1,592.6
Fair Value Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.3
Fair Value Level 2 [Member] | Pooled Funds [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	165.5	145.9
Fair Value Level 2 [Member] | Pooled Funds [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	3.7	1.3
Fair Value Level 2 [Member] | Pooled Funds [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.3
Fair Value Level 3 [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	158.9	159.3	188.9
Fair Value Level 3 [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	185.0	189.9	217.3
Fair Value Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	7.5	7.4
Fair Value Level 3 [Member] | Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	33.7	32.1	54.2
Fair Value Level 3 [Member] | Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	29.0	28.1	27.3
Common Stock [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,627.2	1,949.2
Common Stock [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	4.9	122.2
Common Stock [Member] | Fair Value Level 1 [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,627.2	1,949.2
Common Stock [Member] | Fair Value Level 1 [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	4.9	122.2
Commingled Funds [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	394.2	621.1
Commingled Funds [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	783.4	792.8
Commingled Funds [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	799.9	440.8
Commingled Funds [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	83.6	84.1
Commingled Funds [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	60.4	60.6
Commingled Funds [Member] | Fair Value Level 2 [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	394.2	621.1
Commingled Funds [Member] | Fair Value Level 2 [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	783.4	792.8
Commingled Funds [Member] | Fair Value Level 2 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	799.9	440.8
Commingled Funds [Member] | Fair Value Level 2 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	83.6	84.1
Commingled Funds [Member] | Fair Value Level 2 [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	49.9	51.4
Commingled Funds [Member] | Fair Value Level 3 [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	10.5	9.2
U.S. And U.K. Govt. Securities [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	170.0	126.2
U.S. And U.K. Govt. Securities [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		97.7
U.S. And U.K. Govt. Securities [Member] | Fair Value Level 1 [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	170.0	126.2
U.S. And U.K. Govt. Securities [Member] | Fair Value Level 1 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		97.7
Other Fixed Income [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	929.7	791.6
Other Fixed Income [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	242.5	308.8
Other Fixed Income [Member] | Fair Value Level 2 [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	929.7	791.6
Other Fixed Income [Member] | Fair Value Level 2 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	242.5	308.8
Insurance Contracts [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	7.5	7.4
Insurance Contracts [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	79.6	70.3
Insurance Contracts [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	145.5	152.6
Insurance Contracts [Member] | Fair Value Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	7.5	7.4
Insurance Contracts [Member] | Fair Value Level 3 [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	79.6	70.3
Insurance Contracts [Member] | Fair Value Level 3 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	145.5	152.6
Real Estate Investment Trusts [Member] | Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	99.8	139.0
Real Estate Investment Trusts [Member] | Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.5
Real Estate Investment Trusts [Member] | Fair Value Level 1 [Member] | Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	99.8	139.0
Real Estate Investment Trusts [Member] | Fair Value Level 1 [Member] | Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.5
Derivatives [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	10.4	(5.8)
Derivatives [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	24.7	(2.5)
Derivatives [Member] | Fair Value Level 1 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	3.9
Derivatives [Member] | Fair Value Level 2 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	6.5	(5.8)
Derivatives [Member] | Fair Value Level 2 [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	24.7	(2.5)
Private Equity [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	45.6	56.9
Private Equity [Member] | Fair Value Level 3 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	$ 45.6	$ 56.9